IMPACT OF COVID-19 (Notes)	6 Months Ended
Jul. 04, 2020
Subsequent Events [Abstract]
Impact of COVID-19
NOTE 17. IMPACT OF COVID-19
During the second quarter, the ongoing COVID-19 pandemic negatively impacted demand for the Company's products in both North America and Europe, particularly in April, and the Company curtailed operations to match its production with this reduced customer demand. As the pandemic's severity and duration remains uncertain, the Company's business, financial results and financial condition could be negatively impacted in the future. The Company could experience other future impacts as a result of COVID-19, including, but not limited to, the carrying values of the Company's property, plant and equipment, the measurement of the assets and obligations under its defined benefit pension plans, its estimate of the annual effective tax rate for the year, and its allowance for expected credit losses. At this time, the Company is unable to estimate with a reasonable degree of confidence the extent of the impact of the COVID-19 pandemic on the Company’s future operating financial performance.